Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative expenses	120,097	167,385	323,339	328,580	807,406	1,120,949
Research and development	152,577	135,439	380,509	292,932	809,255	747,808
Acquired in-process research and development					2,032,889
Stock-based compensation	78,509	55,051	157,018	110,102	259,300	307,918
Total operating expenses	351,183	357,875	860,866	731,614	3,908,850	2,176,675
Interest expense	960	1,460	1,920	2,920	5,140	2,619
Net loss	$ (352,143)	$ (359,335)	$ (862,786)	$ (734,534)	$ (3,913,990)	$ (2,179,294)
Net loss per share - basic	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.25)	$ (0.05)
Net loss per share - diluted	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)	$ (0.25)	$ (0.05)
Weighted average number of common shares outstanding during the period- basic	17,272,116	14,523,114	17,272,116	14,400,037	15,584,346	41,246,915
Weighted average number of common shares outstanding during the period- diluted	17,272,116	14,523,114	17,272,116	14,400,037	15,584,346	41,246,915